Expenses by Nature (Tables)	6 Months Ended
Jun. 30, 2025
Expenses by Nature [Abstract]
Schedule of Expenses by Nature
	For the six months ended June 30,
	2024	2025	2025
	RM	RM	Convenience Translation USD
Employee benefit expenses
- Director emoluments	393,000	566,685	134,518
- Staff costs	1,297,231	1,518,308	360,412
- Employer Contribution to Defined Contribution Plan	141,045	145,127	34,450
- Employer Contribution to Insurance Scheme	7,679	10,401	2,470
Depreciation of plant and equipment	780,563	1,416,747	336,304
Amortization of ROU	27,628	26,149	6,207